Subsequent Events (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of debt	$ 4,100	$ 0	$ 4,134	$ 4,134	$ 4,134	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Repayments of debt	$ 4,100